Derivative Financial Instruments (Fair And Notional Values Of Derivative Financial Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Notional Amount	$ 13,947.4	$ 9,876.7
Asset Fair Value	141.1	168.4
Liability Fair Value	(103.6)	(62.8)
TRS [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,152.8	1,091.9
Qualifying Hedges [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	787.6	1,193.1
Asset Fair Value	45.5	74.7
Liability Fair Value	(0.3)
Qualifying Hedges [Member] | Foreign Currency Forward Contracts - Cash Flow Hedges [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	787.6	1,193.1
Asset Fair Value	45.5	74.7
Liability Fair Value	(0.3)
Non-Qualifying Hedges [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	13,159.8	8,683.6
Asset Fair Value	95.6	93.7
Liability Fair Value	(103.3)	(62.8)
Non-Qualifying Hedges [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	4,645.7	1,902.0
Asset Fair Value	45.1	15.6
Liability Fair Value	(38.9)	(23.6)
Non-Qualifying Hedges [Member] | Written Options [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	3,346.1	2,711.5
Asset Fair Value	0.1
Liability Fair Value	(2.5)	(2.7)
Non-Qualifying Hedges [Member] | Purchased Options [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	2,342.5	948.4
Asset Fair Value	2.2	0.8
Liability Fair Value	(0.1)
Non-Qualifying Hedges [Member] | Foreign Currency Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,624.2	2,028.8
Asset Fair Value	47.8	77.2
Liability Fair Value	(6.6)	(12.0)
Non-Qualifying Hedges [Member] | TRS [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,152.8	1,091.9
Liability Fair Value	(54.9)	(24.5)
Non-Qualifying Hedges [Member] | Equity Warrants [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1.0	1.0
Asset Fair Value	0.3	$ 0.1
Non-Qualifying Hedges [Member] | Interest Rate Lock Commitments [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	9.9
Asset Fair Value	0.1
Non-Qualifying Hedges [Member] | Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	37.6
Liability Fair Value	$ (0.3)